Information about Geographic Areas and Major Customers - Net sales by category (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue from External Customer
Net sales	$ 711.7	$ 730.4	$ 968.2	$ 996.7	$ 1,072.1
Balanced
Revenue from External Customer
Net sales	423.4	421.4	560.4	572.7	609.0
Sweetened
Revenue from External Customer
Net sales	178.9	189.0	249.2	240.2	266.6
Unsweetened
Revenue from External Customer
Net sales	$ 109.4	$ 120.0	$ 158.6	$ 183.8	$ 196.5